UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE QUARTER ENDED:  JUNE 30, 2000

Report for the Calendar Year or Quarter Ended	June, 2000


(Please read instructions before preparing form.)
If amended report check here:	[       ]; Amendment Number:
This Amendemnt (Check only one): [       ] is a restatement
				        [      ] adds new holding entries.

Institutional Investment Manager filing this Report:

Name:			Wafra Investment Advisory Group, Inc.
Address:		345 Park Avenue, 41st Floor, New York, NY  10154-
0101

13F File Number:	28-4268

The institutional investment manager filing this report and the person by whom it is signed hereby represent that that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the Form.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212 759-3700
Signature, Place, and Date of Signing:
Anthony G. Barbuto	New York, New York	August 9, 2000

Report Type (Check only one.):

[ X ]	13 F Holdings Report

[    ]	13 F Notice

[    }	13 F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total		180

Form 13F Information Table Value Total:		$515,795


                                                        FORM 13F
(SEC USE ONLY)
                                                        ########
                                                        Name of Reporting Manager
                                                        Item 6:
Item 8:
Item 1:         Item 2: Item 3: Item 4: Item 5:         Investment Discretion   Item 7:
Voting Authority Shares
                 Title           Fair   Shares of       (a) Sole(b) Shar(c) SharManagers
Name of Issuer  of ClassCusip NoMarket VPrincipal               As Defin Other  See
Inst(a) Sole(b) Shar(c) None
                                                                in Instr. V

A T & T Corp.     COM   00195710#######  127,450  8.5      X                     Wafra I
X
AT&T Corp.-Liber  COM   00195720#######   34,000           X                    Wafra In
X
ATMI Inc.         COM   00207R10#######   24,000 75.5625   X                     Wafra I
X
Ac Moore Arts &   COM   00086T10#######   78,000    34.5   X                     Wafra I
X
Advanced Digital  COM   00752510#######   40,000 26.8125   X                     Wafra I
X
Aflac Inc.        COM   00105510#######   16,000           X                    Wafra In
X
America Online I  COM   02364J10#######  153,200           X                    Wafra In
X
American Express  COM   02581610#######   92,700      21   X                     Wafra I
X
American Interna  COM   02687410#######   64,825           X                    Wafra In
X
American Managem  COM   02735210#######   21,000    15.5   X                     Wafra I
X
Amgen Inc.        COM   03116210#######   87,600       1   X                     Wafra I
X
Ancor Communicat  COM   03332K10#######   22,000   3.625   X                     Wafra I
X
Apache Corp.      COM   03741110#######   50,700           X                    Wafra In
X
Applied Material  COM   03822210#######   88,300           X                    Wafra In
X
Applied Science   COM   03823610#######   12,000  4.4375   X                     Wafra I
X
Atlas Air Inc.    COM   04916410#######   11,000           X                    Wafra In
X
Atmel Corp        COM   04951310#######   34,000  77.625   X                     Wafra I
X
Bank of America   COM   06050510#######  139,200   7.875   X                     Wafra I
X
Bea Systems       COM   07332510#######   18,000           X                    Wafra In
X
Bestfoods         COM   08658U10#######   88,200   40.75   X                     Wafra I
X
Boston Communica  COM   10058210#######   55,700   15.25   X                    Wafra In
X
Bradlees Inc.     COM   10449920#######   62,000   37.31   X                     Wafra I
X
Bristol-Myers Sq  COM   11012210#######  160,100           X                    Wafra In
X
Broadwing Inc.    COM   11162010#######   23,000 23.1875   X                     Wafra I
X
Bsquare Corp      COM   11776U10#######   13,000  14.625   X                     Wafra I
X
CMGI Inc.         COM   12575010#######   13,600   64.25   X                     Wafra I
X
CVS Corp.         COM   12665010#######  103,100    9.25   X                     Wafra I
X
Centurytel Inc.   COM   15670010#######   77,000   42.25   X                     Wafra I
X
Chevron Corp.     COM   16675110#######   54,400    9.12   X                     Wafra I
X
Chiron Corp.      COM   17004010#######   24,500     3.5   X                     Wafra I
X
Cintas Corp.      COM   17290810#######   21,000    9.37   X                     Wafra I
X
Cisco Systems In  COM   17275R10#######  325,300      13   X                     Wafra I
X
Citigroup Inc     COM   17296710#######  199,600  16.375   X                     Wafra I
X
Cnet Networks In  COM   12613R10#######   31,100           X                    Wafra In
X
Coastal Corp.     COM   19044110#######   89,300      16   X                     Wafra I
X
Coca-Cola Compan  COM   19121610#######   68,300           X                    Wafra In
X
Colgate-Palmoliv  COM   19416210#######   85,500           X                     Wafra I
X
Concord EFS Inc.  COM   20619710#######   40,750           X                    Wafra In
X
Conseco Inc.      COM   20846410#######   14,500    2.37   X                     Wafra I
X
Core Laboratorie  COM   N2271710#######   45,600 37.9375   X                     Wafra I
X
Corillian Corp.   COM   21872510#######   30,000    6.25   X                     Wafra I
X
Corixa Corp       COM   21887F10#######   10,000           X                    Wafra In
X
Cornell Correcti  COM   21914110#######   58,500   18.25   X                     Wafra I
X
Cypress Semicond  COM   23280610#######   20,000      38   X                     Wafra I
X
Dell Computer Co  COM   24702510#######  132,600    13.5   X                     Wafra I
X
Dendrite Interna  COM   24823910#######   19,000   42.19   X                     Wafra I
X
Dollar Tree Stor  COM   25674710#######   13,300      11   X                     Wafra I
X
Dover Corporatio  COM   26000310#######   77,500      30   X                     Wafra I
X
Dow Chemical      COM   26054310#######  127,200           X                    Wafra In
X
E Trade Group In  COM   26924610#######   26,000 20.4375   X                     Wafra I
X
EMC Corp/Mass     COM   26864810#######  131,600   47.75   X                     Wafra I
X
Enron Corp.       COM   29356110#######   64,300   15.75   X                     Wafra I
X
Equitable Resour  COM   29454910#######   18,100           X                    Wafra In
X
Etoys.            COM   29786210$63,438   10,000           X                    Wafra In
X
Exchange Applica  COM   30086710#######   33,000           X                    Wafra In
X
Exodus Communica  COM   30208810#######   14,000    4.25   X                     Wafra I
X
Extended Stay Am  COM   30224P10#######   15,000 10.3125   X                     Wafra I
X
Exxon Mobil Corp  COM   30231G10#######  136,899   4.875   X                     Wafra I
X
FPL Group Inc.    COM   30257110#######   74,300   7.625   X                     Wafra I
X
Fannie Mae        COM   31358610#######  113,000           X                    Wafra In
X
Federal Agric MT  COM   31314830#######   57,000  11.625   X                     Wafra I
X
Federated Depart  COM   31410H10#######   97,400 22.1875   X                     Wafra I
X
Fiserv Inc.       COM   33773810#######   18,000   6.625   X                     Wafra I
X
Fleet Boston Fin  COM   33903010#######  161,700    7.25   X                     Wafra I
X
Flow Intl Corp.   COM   34346810#######   52,000   46.25   X                     Wafra I
X
G02net Inc.       COM   38348610#######   16,000   48.19   X                     Wafra I
X
GTE Corp.         COM   36232010#######   85,400    10.5   X                     Wafra I
X
Gannett Co.       COM   36473010#######   54,900           X                     Wafra I
X
General Electric  COM   36960410#######  387,600   7.125   X                     Wafra I
X
Hasbro Inc.       COM   41805610#######  136,300    23.5   X                     Wafra I
X
Healthsouth Corp  COM   42192410#######  115,000 29.4375   X                     Wafra I
X
Hispanic Broadca  COM   43357B10#######   12,000  44.375   X                     Wafra I
X
Hollinger Intern  COM   43556910#######   22,000           X                     Wafra I
X
Home Depot Inc.   COM   43707610#######  143,600           X                     Wafra I
X
Hooper Holmes In  COM   43910410#######   70,000  50.875   X                     Wafra I
X
Horizon Organic   COM   44043T10#######   61,000           X                     Wafra I
X
Household Int'l   COM   44181510#######  111,200  21.125   X                     Wafra I
X
Hyseq Inc.        COM   44916330#######   20,400 25.0625   X                     Wafra I
X
IXL Enterprises   COM   45071810#######   25,000    9.25   X                     Wafra I
X
Immunex Corp.     COM   45252810#######   13,500  4.9375   X                     Wafra I
X
Ingersoll-Rand C  COM   45686610#######   64,500  10.125   X                     Wafra I
X
Inktomi Corp.     COM   45727710#######   13,200   5.125   X                     Wafra I
X
Int'l Business M  COM   45920010#######   78,300           X                     Wafra I
X
Integrated Devic  COM   45811810#######   15,000           X                     Wafra I
X
Intel Corp.       COM   45814010#######  170,400           X                     Wafra I
X
Internet Capital  COM   46059C10#######   13,400      20   X                     Wafra I
X
Internet Picture  COM   45839N10#######   25,000 62.5625   X                     Wafra I
X
Intersil Holding  COM   46069S10#######   12,000  4.5625   X                     Wafra I
X
Intuit Inc.       COM   46120210#######   30,500           X                     Wafra I
X
Ivax Corp.        COM   46582310#######   23,300      41   X                     Wafra I
X
JDS Uniphase Cor  COM   46612J10#######   26,600           X                     Wafra I
X
Jabil Circuit In  COM   46631310#######   30,000 17.9375   X                     Wafra I
X
Johnson & Johnso  COM   47816010#######   80,900   22.75   X                     Wafra I
X
Keebler Foods Co  COM   48725610#######   21,000  42.625   X                     Wafra I
X
Keystone Automot  COM   49338N10#######  100,000 17.9375   X                     Wafra I
X
Lendingtree Inc.  COM   52602Q10#######   55,000  42.625   X                     Wafra I
X
Lilly (Eli) & Co  COM   53245710#######   50,200   22.75   X                     Wafra I
X
Lucent Technolog  COM   54946310#######   85,100  42.625   X                     Wafra I
X
Lycos Inc.        COM   55081810#######   17,000  20.875   X                     Wafra I
X
MSC Industrial D  COM   55353010#######   38,000 17.9375   X                     Wafra I
X
Marchfirst Inc.   COM   96683410#######   22,000  20.875   X                     Wafra I
X
Matthew Int'l Co  COM   57712810#######   14,500    11.5   X                     Wafra I
X
McLeodusa Inc. C  COM   58226610#######   20,000           X                     Wafra I
X
Medimmune Inc.    COM   58469910#######   12,000           X                     Wafra I
X
Merck & Co. Inc.  COM   58933110#######   80,100           X                     Wafra I
X
Metro One Teleco  COM   59163F10#######   10,500           X                     Wafra I
X
Microsoft Corp.   COM   59491810#######  178,400           X                     Wafra I
X
Millennium Pharm  COM   59990210#######   12,500           X                     Wafra I
X
Moog Inc -CL A    COM   61539420#######   19,200           X                     Wafra I
X
Morgan St Dean W  COM   61744644#######   99,000           X                     Wafra I
X
Motorola Inc.     COM   62007610#######  138,600           X                     Wafra I
X
Mutual Risk Mana  COM   62835110#######   10,000           X                     Wafra I
X
Nabors Industrie  COM   62956810#######   20,000           X                     Wafra I
X
Netcentives Inc.  COM   64108P10#######   13,000           X                     Wafra I
X
Netratings Inc.   COM   64116M10#######   13,000           X                     Wafra I
X
Nextcard Inc.     COM   65332K10#######   52,000           X                     Wafra I
X
Nike Inc.         COM   65410610#######   79,900           X                     Wafra I
X
Nvidia Corp.      COM   67066G10#######   11,200           X                     Wafra I
X
OM Group Inc.     COM   67087210#######   22,000           X                     Wafra I
X
Ocean Energy Inc  COM   67481E10#######   15,500           X                     Wafra I
X
Oracle Corporati  COM   68389X10#######  119,400           X                     Wafra I
X
Orbital Sciences  COM   68556410#######   25,000           X                     Wafra I
X
Organic Inc.      COM   68617E10#######   11,000           X                     Wafra I
X
Orthofix Int'l N  COM   N6748L10#######   53,300           X                     Wafra I
X
PRI Automation    COM   69357H10#######   11,500           X                     Wafra I
X
Pacific Sun Wear  COM   69487310#######   13,000           X                     Wafra I
X
Patterson Energy  COM   70341410#######   20,000           X                     Wafra I
X
Pepsico Inc.      COM   71344810#######  109,200           X                     Wafra I
X
Pfizer Inc.       COM   71708110#######  328,375           X                     Wafra I
X
Phillip Morris C  COM   71815410#######  151,700           X                     Wafra I
X
Powerwave Techno  COM   73936310#######   10,500           X                     Wafra I
X
Pride Internatio  COM   74193210#######   15,000           X                     Wafra I
X
Princeton Video   COM   74247610#######  123,752           X                     Wafra I
X
Procter & Gamble  COM   74271810#######   69,900           X                     Wafra I
X
QuickSilver Inc.  COM   74838C10#######   42,500           X                     Wafra I
X
Ralston-Ralston   COM   75127730#######   40,000           X                     Wafra I
X
Realnetworks Inc  COM   75605L10#######   20,900           X                     Wafra I
X
Reinsurance Grou  COM   75935110#######   10,500           X                     Wafra I
X
Robert Half Intl  COM   77032310#######   27,000           X                     Wafra I
X
Rohm & Haas Co.   COM   77537110#######   37,700           X                     Wafra I
X
S1 Corporation    COM   78463B10#######   29,600           X                     Wafra I
X
SBC Communicatio  COM   78387G10#######  187,600           X                     Wafra I
X
SCI Systems Inc.  COM   78389010#######   11,000           X                     Wafra I
X
Safeguard Scient  COM   78644910#######   17,000           X                     Wafra I
X
Safeway Inc.      COM   78651420#######  128,700           X                     Wafra I
X
Saks Inc.         COM   79377W10#######  385,327           X                     Wafra I
X
Schlumberger Ltd  COM   80685710#######   49,400           X                     Wafra I
X
Sepracor Inc.     COM   81731510#######   10,500           X                     Wafra I
X
Signal Technolog  COM   82667510#######   28,500           X                     Wafra I
X
Silicon Storage   COM   82705710#######   10,000           X                     Wafra I
X
Skillsoft Corpor  COM   83066P10#######   35,000           X                     Wafra I
X
Southwest Airlin  COM   84474110#######  157,050           X                     Wafra I
X
Spectrasite Hold  COM   84760T10#######   10,000           X                     Wafra I
X
Sprint Corp (Fon  COM   85206110#######   29,800           X                     Wafra I
X
Starbucks Corp.   COM   85524410#######   22,000           X                     Wafra I
X
Stillwater Minin  COM   86074Q10#######   21,600           X                     Wafra I
X
Stryker Corp      COM   86366710#######   14,500           X                     Wafra I
X
Sun Microsystems  COM   86681010#######   86,200           X                     Wafra I
X
Symbol Technolog  COM   87150810#######   23,800           X                     Wafra I
X
Tellabs Inc.      COM   87966410#######   86,800           X                     Wafra I
X
Texas Instrument  COM   88250810#######  121,300           X                     Wafra I
X
Textron Inc.      COM   88320310#######   69,300           X                     Wafra I
X
Time Warner Inc.  COM   88731510#######   36,600           X                     Wafra I
X
Titan Corp.       COM   88826610#######   10,000           X                     Wafra I
X
Transmedia Netwo  COM   89376730#######   40,000           X                     Wafra I
X
Tyco Internation  COM   90212410#######  105,700           X                     Wafra I
X
USX-Marathon Gro  COM   90290582#######  119,700           X                     Wafra I
X
United Technolog  COM   91301710#######   13,800           X                     Wafra I
X
Univision Commun  COM   91490610#######   10,500           X                     Wafra I
X
VerticalNet Inc.  COM   92532L10#######   10,000           X                     Wafra I
X
Viad Corp.        COM   92552R10#######   30,000           X                     Wafra I
X
Vicinity Corp.    COM   92565310#######   23,000           X                     Wafra I
X
Vitesse Semicond  COM   92849710#######   32,000           X                     Wafra I
X
Wal-Mart Stores   COM   93114210#######  218,300           X                     Wafra I
X
Wendy's Int'l In  COM   95059010#######  140,000           X                     Wafra I
X
Westwood One Inc  COM   96181510#######   14,500           X                     Wafra I
X
Weyerhaeuser Co.  COM   96216610#######   77,400           X                     Wafra I
X
Williams Co.      COM   96945710#######   20,000           X                     Wafra I
X
Winstar Communic  COM   97551510#######   27,000           X                     Wafra I
X
Worldcom Inc.     COM   98157D10#######  153,250           X                     Wafra I
X
Column Total                    ####### #######
